LOANS, 2018 Notes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2018 USD ($)
Issuance of notes [Abstract]
Cancellation and redemption of note	$ 2,452,516		$ 1,869,224		$ 2,939,684
Acquisition of notes result	$ (1,030,169)		(806,841)		$ 1,174,202
2014 Note [Member]
Issuance of notes [Abstract]
Repurchase of note		$ 86,511,165
Cancellation and redemption of note		120,786,581
2014 Note [Member] | Top of Range [Member]
Issuance of notes [Abstract]
Maximum principal amount		400,000,000
2018 Note [Member]
Issuance of notes [Abstract]
Principal amount		$ 500,000,000
Interest rate		6.75%
Issuance price		99.725%
Frequency of interest payment	Semiannual, payable on May 2 and November 2 of each year	Semiannual, payable on May 2 and November 2 of each year
Guarantor	None	None
Percentage of cash flows discounted at an effective rate		7.088%
2018 Note [Member] | May 2, 2025 [Member]
Issuance of notes [Abstract]
Percentage of original principal amount		100.00%
2018 Note [Member] | Top of Range [Member]
Issuance of notes [Abstract]
Maximum principal amount		$ 1,200,000,000				$ 700,000,000
Marketable Debt [Member]
Issuance of notes [Abstract]
Repurchase of note	$ 2,452,516	$ 29,700,000	1,869,224	$ 4,800,000
Acquisition of notes result	$ (1,030,169)		$ (806,841)